BARON SELECT FUNDS®

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated April 30, 2026, as supplemented

The Summary Prospectus and Prospectus are hereby revised as follows:

1. Effective immediately, the principal investment strategies of Baron Focused Growth Fund are hereby replaced in their entirety with the following:

Principal Investment Strategies of the Fund

The Fund is a non-diversified fund that, under normal circumstances, invests primarily in equity securities of U.S. small- and mid-sized growth companies. The Adviser defines small- and mid-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap equity security in the Russell Midcap Growth Index at reconstitution. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. Because of its long-term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges, and the Fund may continue to add to its investments in those securities even if their market capitalizations exceed the largest market cap equity security in the Russell Midcap Growth Index at reconstitution.

The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.

2. Effective immediately, the principal investment strategies of Baron International Growth Fund are hereby replaced in their entirety with the following:

Principal Investment Strategies of the Fund

The Fund is a diversified fund that, under normal circumstances, invests primarily in equity securities of non-U.S. growth companies. Non-U.S. securities include securities that the Adviser determines are “non-U.S.” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund seeks to diversify its investments among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. The Fund may purchase securities of companies of any market capitalization. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.

The Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment.

The Fund’s investments in non-U.S. securities generally are traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The

Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

3. Effective immediately, the ninth paragraph under “Information about the Funds – Additional Investment Strategies” on page 94 of the prospectus is hereby replaced in its entirety with the following:

The Funds may invest in debt securities of all types and repurchase agreements for those securities. Debt securities include corporate bonds, government securities, repurchase agreements, loans and loan participations, mortgage-backed securities and other securities that the Funds believe have debt-like characteristics, including hybrids and synthetic securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings or “Baa” by Moody’s Investors Services, Inc., or if unrated, are judged by the Adviser to be of comparable quality. Each Fund, other than Baron Focused Growth Fund and Baron International Growth Fund may invest up to 35% of its total assets in such securities. Each of Baron Focused Growth Fund and Baron International Growth Fund may invest up to 20% of its net assets in such securities. Some debt securities purchased by the Funds may have very long maturities. The length of time remaining until maturity is one factor that the Adviser considers in purchasing a particular debt security.

The SAI is hereby revised as follows:

4. Effective immediately, the paragraphs related to Baron Focused Growth Fund and Baron International Growth Fund in the section titled “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks” on page 3 of the SAI are hereby replaced in their entirety with the following:

•	Baron Focused Growth Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by BAMCO, Inc. (“BAMCO” or the “Adviser”) to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment. In addition, the Fund, under normal circumstances, invests at least 60% of its net assets in equity securities of small-and mid-sized growth companies with market capitalizations up to the largest market cap equity security in the Russell Midcap Growth Index at reconstitution. This percentage is measured at the time of purchase. At the last reconstitution by Russell, the largest market cap stock in the Russell Midcap Growth Index was $89.244 billion.

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Baron International Growth Fund, under normal market circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth companies. The Adviser defines growth companies as those included in an index that is representative of growth companies, or those that are classified as growth companies by an independent third-party financial data provider. Securities that are not included in an index or are covered by third-party data providers will be reviewed by the Adviser to determine whether the issuer exhibits characteristics of a growth company, considering historical and/or projected growth rates relative to the equity market prior to investment. In addition, the Fund, under normal circumstances, invests primarily in equity securities of non-U.S. companies and seeks to diversify among several developed countries and developing countries throughout the world, although the Fund may only invest up to 35% of its net assets in developing countries. Developing countries include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes.

5. Effective immediately, the paragraph under the heading “Medium-And Lower-Rated Corporate Debt Securities” in the section titled “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks” on page 13 of the SAI is hereby replaced in its entirety with the following:

Medium- And Lower-Rated Corporate Debt Securities.

The Funds may invest in debt securities that have a rating of, or equivalent to, at least “BBB” by S&P Global Ratings (“S&P”) or “Baa” by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, are judged by the Adviser to be of comparable quality. Each Fund, other than Baron Focused Growth Fund and Baron International Growth Fund may invest up to 35% of its total assets in such securities. Each of Baron Focused Growth Fund and Baron International Growth Fund may invest up to 20% of its net assets in such securities. Because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser monitors corporate debt securities of issuers held in the Funds’ equity portfolios. The Adviser could be wrong in its analysis. A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower-rated corporate debt securities and adversely affect the market value of such securities and lead to increased incidences of default. Yields on medium and lower-rated corporate debt securities in the Funds’ portfolios that are interest rate sensitive can be expected to fluctuate over time.

Dated: June 16, 2026	STICKER-STATPROSELECT 6/16/2026

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